Allmerica
          FINANCIAL SERVICES _________________________________________________

[GRAPHIC]

                                                   . Vari-Exceptional Life

                                                   . Variable Inheiritage

                                                   . Estate Optimizer

              Get this document on-line at www.e-z-delivery.com!

                         [LOGO] ALLMERICA FINANCIAL(R)

                              Semi-Annual Report

                                 JUNE 30, 2001

General Information

Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life
Insurance and Annuity Company (AFLIAC)

John F. O'Brien, President, CEO (FAFLIC) and
   Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary and Counsel (FAFLIC)

Investment Advisers
Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
     Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Equity Index Fund
        Select Investment Grade Income Fund
        Government Bond Fund
        Money Market Fund

     Bank of Ireland Asset Management (U.S.) Limited
     U.S. Offices: 20 Horseneck Lane,
     Greenwich, CT 06830
     Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
        Select International Equity Fund

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue, White Plains, NY 10604
        Select Value Opportunity Fund

     J.P. Morgan Investment Management Inc.
     522 Fifth Avenue, New York, NY 10036
        Select Growth and Income Fund

     Jennison Associates LLC
     466 Lexington Street, New York, NY 10017
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Massachusetts Financial Services Company
     500 Boylston Street, Boston, MA 02116
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Miller Anderson & Sherrerd, LLP
     One Tower Bridge, West Conshohocken, PA 19428
        Core Equity Fund

     Putnam Investment Management, Inc.
     One Post Office Square, Boston, MA 02109
        Select Growth Fund

     Schroder Investment Management North America Inc.
     787 Seventh Avenue, New York, NY 10019
        Select Emerging Markets Fund

     TCW Investment Management Company
     865 South Figueroa, Los Angeles, CA 90017
        Select Strategic Growth Fund

     T. Rowe Price Associates, Inc.
     100 East Pratt Street, Baltimore, MD 21202
        Select Capital Appreciation Fund

     Western Asset Management Company
     117 East Colorado Blvd., Pasadena, CA 91105
        Select Strategic Income Fund

Delaware International Advisers Ltd
1818 Market Street, Philadelphia, PA 19103
     Delaware Group Premium Fund, Inc. International Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Growth Portfolio
     Fidelity VIP High Income Portfolio
     Fidelity VIP Money Market Portfolio
     Fidelity VIP Overseas Portfolio
     Fidelity VIP II Asset Manager Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
     Franklin Large Cap Growth Securities Fund
     Franklin Small Cap Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
     INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
     Janus Aspen Growth Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
     T. Rowe Price International Stock Portfolio

Product Performance Summary

Vari-Exceptional Life `87
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life `87 are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                      11/19/87  -19.31%  10.55%     12.21%      12.21%  -100.00%  -0.94%      7.70%       7.70%
AIT Equity Index Fund                     10/25/90  -15.47%  13.09%     13.59%      13.59%  -100.00%   1.83%      9.15%       9.15%
AIT Government Bond Fund                   11/6/91    8.79%   5.35%      5.62%       5.30%   -80.78%  -6.69%      0.59%       0.12%
AIT Money Market Fund                     12/22/87    5.05%   4.63%      4.05%       4.05%   -83.94%  -7.50%     -1.01%      -1.01%
AIT Select Aggressive Growth Fund          9/17/92  -35.79%   3.43%     10.54%      10.08%  -100.00%  -8.85%      5.20%       4.65%
AIT Select Capital Appreciation Fund       4/28/95   -0.76%   9.61%     15.87%      15.87%   -88.85%  -1.97%      7.68%       7.68%
AIT Select Emerging Markets Fund            6/4/98  -33.06%     N/A     -7.80%      -5.82%  -100.00%     N/A    -31.84%     -31.68%
AIT Select Growth Fund                     9/17/92  -29.13%  11.29%     11.15%      10.67%  -100.00%  -0.13%      5.85%       5.28%
AIT Select Growth and Income Fund          9/17/92  -15.19%   8.55%      9.90%       9.96%  -100.00%  -3.14%      4.52%       4.52%
AIT Select International Equity Fund        5/3/94  -21.98%   6.14%      7.21%       7.21%  -100.00%  -5.81%     -0.05%      -0.05%
AIT Select Investment Grade Income Fund    12/2/87    9.37%   5.96%      6.80%       6.80%   -80.28%  -6.01%      1.95%       1.95%
AIT Select Strategic Growth Fund            6/4/98  -44.03%     N/A    -13.71%     -14.93%  -100.00%     N/A    -39.19%     -42.98%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      8.05%       0.60%       N/A     N/A    -81.26%     -67.87%
AIT Select Value Opportunity Fund           5/6/93   28.21%  13.32%     13.17%      13.05%   -64.25%   2.08%      7.42%       7.28%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio           5/1/01  -28.91%  15.73%     16.21%      -7.38%  -100.00%   4.69%     11.29%     -68.97%

Delaware Group Premium Fund
DGPF International Equity Series           5/18/93   -8.46%   5.82%      7.73%       8.14%   -95.34%  -6.17%      2.05%       2.03%

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio      11/16/87    9.40%  11.01%     14.40%      14.40%   -80.26%  -0.44%     10.00%      10.00%
Fidelity VIP Growth Portfolio             11/16/87  -24.16%  13.52%     16.17%      16.17%  -100.00%   2.30%     11.85%      11.85%
Fidelity VIP High Income Portfolio        11/19/87  -25.06%  -2.30%      6.14%       6.14%  -100.00% -28.06%      1.24%       1.24%
Fidelity VIP Money Market Portfolio       12/10/87    4.96%   4.60%      4.11%       4.11%   -84.02%  -7.53%     -0.95%      -0.95%
Fidelity VIP Overseas Portfolio           11/19/87  -25.23%   5.29%      7.19%       7.19%  -100.00%  -6.76%      2.37%       2.37%
Fidelity VIP II Asset Manager Portfolio    5/11/94   -7.55%   8.15%      9.23%       8.47%   -94.58%  -3.58%      4.54%       1.29%

Performance returns given above are for the Vari-Exceptional Life (`87) sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a rep- resentative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Vari-Exceptional Life '87 cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life '87 are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
Securities Fund                             5/1/01  -11.79%  14.57%     14.42%      -5.56%   -98.14%   3.44%      3.70%     -68.72%
FT VIP Franklin Small Cap Fund              5/1/01  -29.76%  12.13%     14.36%      -2.03%  -100.00%   0.79%      4.92%     -68.23%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.74%  12.80%     13.61%      -6.82%  -100.00%   1.52%      7.52%     -68.90%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                  6/25/95  -28.26%   2.00%      4.07%       3.95%  -100.00% -10.47%     -3.36%      -5.51%

Performance returns given above are for the Vari-Exceptional Life ('87) sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Vari-Exceptional Life '91
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life '91 are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                      11/19/87  -19.31%  10.55%     12.21%      12.21%  -100.00%  -3.08%      7.60%       7.60%
AIT Equity Index Fund                     10/25/90  -15.47%  13.09%     13.59%      13.59%  -100.00%  -0.15%      9.06%       9.06%
AIT Government Bond Fund                   11/6/91    8.79%   5.35%      5.62%       5.30%  -100.00%  -9.21%      0.41%      -0.09%
AIT Money Market Fund                     12/22/87    5.05%   4.63%      4.05%       4.05%  -100.00% -10.08%     -1.18%      -1.18%
AIT Select Aggressive Growth Fund          9/17/92  -35.79%   3.43%     10.54%      10.08%  -100.00% -11.53%      4.96%       4.39%
AIT Select Capital Appreciation Fund       4/28/95   -0.76%   9.61%     15.87%      15.87%  -100.00%  -4.18%      6.76%       6.76%
AIT Select Emerging Markets Fund            6/4/98  -33.06%     N/A     -7.80%      -5.82%  -100.00%     N/A    -41.34%     -41.97%
AIT Select Growth Fund                     9/17/92  -29.13%  11.29%     11.15%      10.67%  -100.00%  -2.23%      5.61%       5.02%
AIT Select Growth and Income Fund          9/17/92  -15.19%   8.55%      9.90%       9.96%  -100.00%  -5.42%      4.27%       4.26%
AIT Select International Equity Fund        5/3/94  -21.98%   6.14%      7.21%       7.21%  -100.00%  -8.27%     -0.79%      -0.79%
AIT Select Investment Grade Income Fund    12/2/87    9.37%   5.96%      6.80%       6.80%  -100.00%  -8.49%      1.81%       1.81%
AIT Select Strategic Growth Fund            6/4/98  -44.03%     N/A    -13.71%     -14.93%  -100.00%     N/A    -50.28%     -55.84%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      8.05%       0.60%       N/A     N/A   -100.00%    -100.00%
AIT Select Value Opportunity Fund           5/6/93   28.21%  13.32%     13.17%      13.05%  -100.00%   0.11%      7.10%       6.96%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio           5/1/01  -28.91%  15.73%     16.21%      -7.38%  -100.00%   4.69%     11.29%     -68.97%

Delaware Group Premium Fund
DGPF International Equity Series           5/18/93   -8.46%   5.82%      7.73%       8.14%  -100.00%  -8.65%      1.72%       1.60%

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio      11/16/87    9.40%  11.01%     14.40%      14.40%  -100.00%  -2.55%      9.91%       9.91%
Fidelity VIP Growth Portfolio             11/16/87  -24.16%  13.52%     16.17%      16.17%  -100.00%   0.34%     11.77%      11.77%
Fidelity VIP High Income Portfolio        11/19/87  -25.06%  -2.30%      6.14%       6.14%  -100.00% -37.89%      1.09%       1.09%
Fidelity VIP Money Market Portfolio       12/10/87    4.96%   4.60%      4.11%       4.11%  -100.00% -10.12%     -1.12%      -1.12%
Fidelity VIP Overseas Portfolio           11/19/87  -25.23%   5.29%      7.19%       7.19%  -100.00%  -9.29%      2.23%       2.23%
Fidelity VIP II Asset Manager Portfolio    5/11/94   -7.55%   8.15%      9.23%       8.47%  -100.00%  -5.89%      4.42%       0.58%

Performance returns given above are for the Vari-Exceptional Life ('91) sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Vari-Exceptional Life '91 cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life '91 are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
Securities Fund                             5/1/01  -11.79%  14.57%     14.42%      -5.56%   -98.14%   3.44%      3.70%     -68.72%
FT VIP Franklin Small Cap Fund              5/1/01  -29.76%  12.13%     14.36%      -2.03%  -100.00%   0.79%      4.92%     -68.23%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.74%  12.80%     13.61%      -6.82%  -100.00%   1.52%      7.52%     -68.90%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                  6/25/95  -28.26%   2.00%      4.07%       3.95%  -100.00% -13.28%     -4.19%      -7.04%

Performance returns given above are for the Vari-Exceptional Life ('91) sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Vari-Exceptional Life '93 (FAFLIC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life ('93) sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                        4/7/94  -19.23%  10.66%     12.15%      13.02%  -100.00%  -3.41%      7.60%       5.67%
AIT Equity Index Fund                      4/20/94  -15.39%  13.20%     13.52%      15.83%  -100.00%  -0.29%      9.10%       8.80%
AIT Government Bond Fund                   5/10/94    8.90%   5.46%      5.56%       5.55%  -100.00%  -9.98%      0.07%      -3.20%
AIT Money Market Fund                       5/4/94    5.16%   4.74%      3.99%       4.55%  -100.00% -10.92%     -1.62%      -4.38%
AIT Select Aggressive Growth Fund           4/6/94  -35.72%   3.53%     10.73%       7.40%  -100.00% -12.50%      5.11%      -0.85%
AIT Select Capital Appreciation Fund       4/28/95   -0.66%   9.72%     15.94%      15.94%  -100.00%  -4.57%      6.89%       6.89%
AIT Select Emerging Markets Fund           8/27/98  -32.99%     N/A      5.90%       5.90%  -100.00%     N/A    -24.99%     -32.95%
AIT Select Growth Fund                     4/10/94  -29.06%  11.40%     11.10%      12.59%  -100.00%  -2.49%      5.53%       5.17%
AIT Select Growth and Income Fund          4/18/94  -15.10%   8.66%      9.86%      11.51%  -100.00%  -5.90%      4.13%       3.90%
AIT Select International Equity Fund        5/3/94  -21.90%   6.25%      7.22%       7.23%  -100.00%  -8.96%     -1.17%      -1.16%
AIT Select Investment Grade Income
Fund                                       4/20/94    9.48%   6.07%      6.74%       6.11%  -100.00%  -9.19%      1.54%      -2.44%
AIT Select Strategic Growth Fund           8/27/98  -43.97%     N/A    -13.67%      -9.79%  -100.00%     N/A    -56.58%     -57.73%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      8.16%       0.70%       N/A     N/A   -100.00%     -99.99%
AIT Select Value Opportunity Fund           4/6/94   28.34%  13.43%     13.13%      12.82%   -88.49%  -0.01%      7.09%       5.45%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio           5/1/01  -28.84%  15.85%     16.33%      -7.37%  -100.00%   2.91%     11.46%     -99.99%

Delaware Group Premium Fund
DGPF International Equity Series            4/6/94   -8.37%   5.93%      7.96%       7.15%  -100.00%  -9.37%      1.76%      -1.14%

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio        4/6/94    9.51%  11.12%     14.42%      13.97%  -100.00%  -2.84%     10.09%       6.76%
Fidelity VIP Growth Portfolio               4/6/94  -24.08%  13.64%     16.09%      15.30%  -100.00%   0.25%     11.90%       8.26%
Fidelity VIP High Income Portfolio          4/6/94  -24.99%  -2.20%      6.06%       1.62%  -100.00% -42.11%      0.77%      -7.86%
Fidelity VIP Overseas Portfolio             4/6/94  -25.15%   5.40%      7.12%       5.67%  -100.00% -10.06%      1.98%      -2.91%
Fidelity VIP II Asset Manager Portfolio    5/11/94   -7.45%   8.26%      9.17%       8.49%  -100.00%  -6.41%      4.29%       0.29%

Performance returns given above are for the Vari-Exceptional Life ('93) sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Vari-Exceptional Life '93 (FAFLIC) cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life ('93) sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
Securities Fund                             5/1/01  -11.71%  14.68%     14.54%      -5.55%  -100.00%   1.50%      1.93%     -99.99%
FT VIP Franklin Small Cap Fund              5/1/01  -29.69%  12.24%     14.47%      -2.01%  -100.00%  -1.46%      3.62%     -99.99%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            5/1/01   -4.33%     N/A     15.93%       3.07%  -100.00%     N/A     -2.60%     -99.99%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.67%  12.91%     13.72%      -6.80%  -100.00%  -0.64%      7.29%     -99.99%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                  6/26/95  -28.19%   2.11%      4.00%       4.03%  -100.00% -35.43%     -4.90%      -7.77%

Performance returns given above are for the Vari-Exceptional Life ('93) sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Vari-Exceptional Life '93 (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life (`93) sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                        7/6/93  -19.23%  10.66%     12.15%      12.38%  -100.00%  -5.19%      7.19%       5.42%
AIT Equity Index Fund                      7/18/93  -15.39%  13.20%     13.52%      14.15%  -100.00%  -1.97%      8.70%       7.38%
AIT Government Bond Fund                   7/22/93    8.90%   5.46%      5.55%       4.67%  -100.00% -12.02%     -0.46%      -3.75%
AIT Money Market Fund                      7/18/93    5.16%   4.74%      3.99%       4.28%  -100.00% -12.99%     -2.15%      -4.20%
AIT Select Aggressive Growth Fund          7/20/93  -35.72%   3.53%     10.50%       8.31%  -100.00% -39.30%      4.30%       0.62%
AIT Select Capital Appreciation Fund       4/28/95   -0.66%   9.72%     15.93%      15.93%  -100.00%  -6.40%      5.86%       5.86%
AIT Select Emerging Markets Fund           5/29/98  -32.99%     N/A     -7.72%      -5.70%  -100.00%     N/A    -52.82%     -53.81%
AIT Select Growth Fund                     7/20/93  -29.06%  11.40%     11.10%      11.75%  -100.00%  -4.24%      4.99%       4.63%
AIT Select Growth and Income Fund          7/26/93  -15.10%   8.66%      9.86%      10.45%  -100.00%  -7.77%      3.57%       3.10%
AIT Select International Equity Fund        5/3/94  -21.90%   6.25%      7.22%       7.23%  -100.00% -10.96%     -2.10%      -2.09%
AIT Select Investment Grade Income Fund    7/19/93    9.48%   6.07%      6.74%       5.11%  -100.00% -11.20%      1.06%      -3.20%
AIT Select Strategic Growth Fund           5/29/98  -43.97%     N/A    -13.65%     -14.93%  -100.00%     N/A    -65.08%     -73.38%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      8.16%       0.70%       N/A     N/A   -100.00%    -100.00%
AIT Select Value Opportunity Fund          7/18/93   28.34%  13.43%     13.15%      13.30%   -90.33%  -1.68%      6.51%       6.41%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio           5/1/01  -28.84%  15.85%     16.33%      -7.37%  -100.00%   1.32%     11.00%    -100.00%

Delaware Group Premium Fund
DGPF International Equity Series           7/18/93   -8.37%   5.93%      7.70%       8.26%  -100.00% -11.38%      0.84%       0.58%

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio        7/6/93    9.51%  11.12%     14.42%      13.30%  -100.00%  -4.60%      9.70%       6.47%
Fidelity VIP Growth Portfolio              7/18/93  -24.08%  13.64%     16.09%      14.73%  -100.00%  -1.42%     11.52%       8.03%
Fidelity VIP High Income Portfolio         7/18/93  -24.99%  -2.20%      6.06%       2.04%  -100.00% -49.00%      0.27%      -6.98%
Fidelity VIP Overseas Portfolio            7/20/93  -25.15%   5.40%      7.13%       6.82%  -100.00% -12.10%      1.51%      -1.14%
Fidelity VIP II Asset Manager Portfolio    5/10/94   -7.46%   8.26%      9.17%       8.45%  -100.00%  -8.30%      3.84%      -0.65%

Performance returns given above are for the Vari-Exceptional Life ('93) sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance. Performance returns in this report are historical and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Vari-Exceptional Life '93 (AFLIAC) cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life (`93) sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
Securities Fund                             5/1/01  -11.71%  14.68%     14.54%      -5.55%  -100.00%  -0.13%      0.38%    -100.00%
FT VIP Franklin Small Cap Fund              5/1/01  -29.69%  12.24%     14.47%      -2.02%  -100.00%  -3.18%      2.34%    -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            5/1/01   -4.33%     N/A     15.93%       3.07%  -100.00%     N/A     -5.08%    -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.67%  12.91%     13.72%      -6.80%  -100.00%  -2.33%      6.63%    -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                  6/21/95  -28.19%   2.11%      4.07%       4.07%  -100.00% -41.63%     -5.81%      -9.12%

Performance returns given above are for the Vari-Exceptional Life ('93) sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance. Performance returns in this report are historical and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Variable Inheiritage (FAFLIC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Variable Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                       9/17/95  -19.51%  10.28%     11.94%      11.39%  -100.00%   1.95%     10.23%       5.42%
AIT Equity Index Fund                     10/19/95  -15.69%  12.81%     13.31%      13.69%  -100.00%   4.92%     11.67%       7.81%
AIT Government Bond Fund                  10/19/95   -1.00%   1.29%      3.39%       1.32%  -100.00%  -9.03%      1.00%      -6.74%
AIT Money Market Fund                     11/20/95    4.79%   4.38%      3.79%       4.36%   -95.95%  -5.18%      1.52%      -3.32%
AIT Select Aggressive Growth Fund          8/28/95  -35.95%   3.17%     10.26%       5.72%  -100.00%  -6.68%      7.92%      -1.01%
AIT Select Capital Appreciation Fund       4/28/95   -1.01%   9.34%     15.60%      15.60%  -100.00%   0.83%     10.99%      10.99%
AIT Select Emerging Markets Fund           2/20/98  -33.23%     N/A     -8.01%      -8.01%  -100.00%     N/A    -36.07%     -36.07%
AIT Select Growth Fund                     8/28/95  -29.31%  11.02%     10.87%      11.39%  -100.00%   2.82%      8.57%       5.57%
AIT Select Growth and Income Fund          9/10/95  -15.40%   8.29%      9.63%       9.53%  -100.00%  -0.43%      7.24%       3.34%
AIT Select International Equity Fund        5/3/94  -22.18%   5.88%      6.95%       6.95%  -100.00%  -3.34%      2.81%       2.81%
AIT Select Investment Grade Income Fund   12/15/96    9.10%   5.71%      6.54%       5.30%   -91.81%  -3.55%      4.49%      -6.62%
AIT Select Strategic Growth Fund           2/20/98  -44.17%     N/A    -13.92%     -13.92%  -100.00%     N/A    -45.60%     -45.60%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      7.78%       0.60%       N/A     N/A    -93.13%     -99.30%
AIT Select Value Opportunity Fund          9/17/95   27.89%  13.04%     12.88%      14.22%   -73.76%   5.19%     10.29%       8.64%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio           5/1/01  -29.09%  15.45%     15.93%      -7.42%  -100.00%   7.99%     14.03%     -99.30%

Delaware Group Premium Fund
DGPF International Equity Series          10/19/95   -8.69%   5.56%      7.75%       7.04%  -100.00%  -3.73%      5.07%       0.13%

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio       8/28/95    9.12%  10.74%     14.21%      11.85%   -91.79%   2.49%     12.61%       6.10%
Fidelity VIP Growth Portfolio              8/28/95  -24.35%  13.24%     15.87%      12.90%  -100.00%   5.43%     14.35%       7.29%
Fidelity VIP High Income Portfolio         12/4/95  -25.25%  -2.54%      5.87%      -1.00%  -100.00% -13.95%      3.77%     -10.03%
Fidelity VIP Overseas Portfolio            9/10/95  -25.42%   5.03%      6.93%       5.90%  -100.00%  -4.38%      4.91%      -0.90%
Fidelity VIP II Asset Manager Portfolio    5/11/94   -7.78%   7.88%      8.97%       8.22%  -100.00%  -0.92%      7.09%       4.21%

Performance returns given above are for the Variable Inheiritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Variable Inheiritage (FAFLIC) cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Variable Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
Securities Fund                             5/1/01  -12.01%  14.28%     14.14%      -5.60%  -100.00%   6.64%      6.91%     -99.30%
FT VIP Franklin Small Cap Fund              5/1/01  -29.93%  11.85%     14.07%      -2.07%  -100.00%   3.80%      8.14%     -99.30%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            5/1/01   -4.66%     N/A     15.53%       3.01%  -100.00%     N/A      3.66%     -98.91%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.93%  12.52%     13.33%      -6.86%  -100.00%   4.58%     10.48%     -99.30%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                  8/28/95  -28.44%   1.75%      3.82%       3.45%  -100.00%  -8.45%     -0.64%      -3.70%

Performance returns given above are for the Variable Inheiritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.


Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Variable Inheiritage (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Variable Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                       5/11/94  -19.51%  10.28%     11.94%      13.24%  -100.00%   1.25%      9.97%       9.35%
AIT Equity Index Fund                      9/19/94  -15.69%  12.81%     13.31%      15.33%  -100.00%   4.25%     11.41%      11.16%
AIT Government Bond Fund                   6/30/94    8.52%   5.09%      5.35%       5.16%   -93.97%  -5.04%      2.85%       0.15%
AIT Money Market Fund                      5/26/94    4.79%   4.38%      3.87%       4.30%   -97.50%  -5.91%      1.32%      -0.72%
AIT Select Aggressive Growth Fund          4/25/94  -35.95%   3.17%     10.32%       7.63%  -100.00%  -7.42%      7.67%       3.17%
AIT Select Capital Appreciation Fund       4/28/95   -1.01%   9.34%     15.59%      15.59%  -100.00%   0.13%     10.49%      10.49%
AIT Select Emerging Markets Fund           2/20/98  -33.23%     N/A     -8.03%      -8.03%  -100.00%     N/A    -37.71%     -37.71%
AIT Select Growth Fund                     5/19/94  -29.31%  11.02%     10.87%      12.73%  -100.00%   2.13%      8.26%       8.77%
AIT Select Growth and Income Fund           5/1/94  -15.40%   8.29%      9.64%      11.12%  -100.00%  -1.13%      6.94%       7.05%
AIT Select International Equity Fund        5/3/94  -22.18%   5.88%      6.95%       6.95%  -100.00%  -4.06%      2.38%       2.38%
AIT Select Investment Grade Income
Fund                                        5/1/94    9.10%   5.70%      6.54%       5.84%   -93.42%  -4.29%      4.22%       1.12%
AIT Select Strategic Growth Fund           2/20/98  -44.17%     N/A    -13.93%     -13.93%  -100.00%     N/A    -47.41%     -47.41%
AIT Select Strategic Income Fund                        N/A     N/A      7.78%       0.60%       N/A     N/A    -94.71%    -100.00%
AIT Select Value Opportunity Fund           6/1/94   27.89%  13.04%     12.88%      13.34%   -75.60%   4.52%      9.95%       9.40%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio           5/1/01  -29.09%  15.45%     15.93%      -7.42%  -100.00%   7.32%     13.74%    -100.00%

Delaware Group Premium Fund
DGPF International Equity Series           5/11/94   -8.69%   5.56%      7.73%       6.56%  -100.00%  -4.46%      4.72%       1.91%

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio        5/1/94    9.12%  10.74%     14.21%      13.43%   -93.40%   1.80%     12.36%       9.59%
Fidelity VIP Growth Portfolio              5/11/94  -24.35%  13.24%     15.88%      16.15%  -100.00%   4.75%     14.10%      12.53%
Fidelity VIP High Income Portfolio         5/12/94  -25.25%  -2.54%      5.87%       1.44%  -100.00% -33.92%      3.49%      -4.00%
Fidelity VIP Overseas Portfolio            4/28/94  -25.42%   5.03%      6.94%       5.00%  -100.00%  -5.11%      4.65%       0.18%
Fidelity VIP II Asset Manager Portfolio    5/11/94   -7.78%   7.88%      8.96%       8.21%  -100.00%  -1.63%      6.81%       3.77%

Performance returns given above are for the Variable Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above in the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Variable Inheiritage (AFLIAC) cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Variable Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
Securities Fund                             5/1/01  -12.01%  14.28%     14.14%      -5.60%  -100.00%   5.96%      6.27%    -100.00%
FT VIP Franklin Small Cap Fund              5/1/01  -29.94%  11.85%     14.07%      -2.07%  -100.00%   3.12%      7.58%    -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            5/1/01   -4.66%     N/A     15.53%       3.01%  -100.00%     N/A      2.76%     -99.87%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.93%  12.52%     13.33%      -6.86%  -100.00%   3.90%     10.12%    -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                   7/2/95  -28.44%   1.75%      3.80%       3.88%  -100.00%  -9.21%     -1.11%      -3.28%

Performance returns given above are for the Variable Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above in the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Estate Optimizer (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Estate Optimizer sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                      12/15/98  -19.31%  10.56%     12.22%       4.20%   -31.78%   7.45%     10.27%      -1.73%
AIT Equity Index Fund                     12/15/98  -15.48%  13.09%     13.59%       2.23%   -28.06%  10.02%     11.62%      -3.76%
AIT Government Bond Fund                   3/15/99    8.79%   5.35%      5.57%       4.80%    -4.53%   2.11%      3.72%      -1.63%
AIT Money Market Fund                      1/11/99    5.05%   4.64%      4.05%       4.76%    -8.16%   1.38%      2.24%      -1.31%
AIT Select Aggressive Growth Fund         12/15/98  -35.79%   3.43%     10.54%      -0.47%  -100.00%   0.13%      8.49%      -6.55%
AIT Select Capital Appreciation Fund      12/15/98   -0.76%   9.61%     15.87%      16.05%   -13.79%   6.48%     13.24%      10.39%
AIT Select Emerging Markets Fund            2/8/99  -33.06%     N/A     -7.79%      -0.87%  -100.00%     N/A    -12.97%      -7.28%
AIT Select Growth Fund                    12/15/98  -29.13%  11.29%     11.15%      -1.41%   -41.30%   8.19%      9.10%      -7.53%
AIT Select Growth and Income Fund         12/15/98  -15.19%   8.56%      9.90%       1.72%   -27.78%   5.41%      7.86%      -4.29%
AIT Select International Equity Fund      12/15/98  -21.98%   6.14%      7.21%       2.08%   -34.36%   2.92%      4.82%      -3.92%
AIT Select Investment Grade Income Fund   12/15/98    9.37%   5.97%      6.81%       3.91%    -3.97%   2.75%      4.96%      -2.03%
AIT Select Strategic Growth Fund          12/15/98  -44.03%     N/A    -15.26%     -15.26%  -100.00%     N/A    -21.06%     -22.12%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      7.86%       0.64%       N/A     N/A     -5.47%     -10.40%
AIT Select Value Opportunity Fund         12/15/98   28.21%  13.32%     13.16%      14.56%    14.29%  10.25%     10.98%       8.88%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio           5/1/01  -29.04%  15.51%     15.99%      -7.38%   -41.21%  12.47%     13.91%     -11.68%

Delaware Group Premium Fund
DGPF International Equity Series          12/15/98   -8.46%   5.83%      7.74%       3.80%   -21.26%   2.60%      5.68%      -2.14%

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio      12/15/98    9.40%  11.01%     14.49%       6.72%    -3.94%   7.91%     12.51%       0.86%
Fidelity VIP Growth Portfolio             12/15/98  -24.16%  13.53%     16.16%       5.94%   -36.48%  10.47%     14.16%       0.06%
Fidelity VIP High Income Portfolio        12/15/98  -25.06%  -2.30%      6.13%      -9.88%   -37.35%  -5.86%      4.29%     -16.40%
Fidelity VIP Overseas Portfolio           12/15/98  -25.23%   5.29%      7.19%       1.74%   -37.51%   2.05%      5.33%      -4.27%
Fidelity VIP II Asset Manager Portfolio   12/15/98   -7.55%   8.15%      9.24%       1.84%   -20.37%   4.99%      7.34%      -4.16%

Performance returns given above are for the Allmerica Estate Optimizer sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Estate Optimizer (AFLIAC) cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Estate Optimizer sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
Securities Fund                             5/1/01  -11.95%  14.34%     14.20%      -5.56%   -24.64%  11.29%     11.21%     -11.39%
FT VIP Franklin Small Cap Fund              5/1/01  -29.89%  11.91%     14.13%      -2.03%   -42.03%   8.82%     11.32%     -10.83%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            5/1/01   -4.59%     N/A     15.59%       3.05%   -17.51%     N/A     12.04%     -10.02%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                5/1/01  -23.88%  12.58%     13.39%      -6.82%   -36.21%   9.50%     11.15%     -11.59%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                 12/15/98  -28.26%   2.01%      4.07%      -2.11%   -40.45%  -1.35%      1.66%      -8.26%

Performance returns given above are for the Allmerica Estate Optimizer sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information

Variable Life Insurance Product Information
--------------------------------------------------------------------------------
VEL 87, VEL 91, VEL 93, Variable Inheiritage

Product Description
--------------------------------------------------------------------------------
These policies are individual and joint survivorship flexible premium variable life insurance policies with death benefits, policy value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access
--------------------------------------------------------------------------------
The Policy Owner may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information
--------------------------------------------------------------------------------
The Policy Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. If the policy was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if the policy owner requests a partial withdrawal, a full surrender of the policy or decrease in face amount during a surrender charge period.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Charge for Increase/Decrease in the Face Amount: For each increase or decrease in Face Amount, a transaction charge of $40 may be deducted from Policy Value.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 to $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the separate account may apply.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence. An additional up-front sales load (premium expense charge) may apply. The levels of fees and expenses vary among the funds.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Variable Life Insurance Product Information

Variable Life Insurance Product Information
--------------------------------------------------------------------------------
Estate Optimizer

Product Description
--------------------------------------------------------------------------------
This policy is a modified single premium life insurance policy with Death Benefits, Policy Value, and other features tradition- ally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

Cash Value Access
--------------------------------------------------------------------------------
The Contract Owner may make partial withdrawals, borrow up to the loan value of the contract or surrender the contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Policy Value. Loans reduce the death benefit by the amount borrowed. Loans and withdrawals may be taxable and could be subject to a 10% tax penalty prior to age 59 1/2.

Fixed Account Information
--------------------------------------------------------------------------------
The Contract Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the contract is in effect. If the contract was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if the policy owner requests a full surrender of the policy or a partial withdrawal within ten contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreases to 0% by the tenth contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged a $10 to $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company and a charge of 0.20% will be assessed against each sub- account plus the fixed account on an annual basis for administrative expenses of the contract.

Distribution Fee: For the first ten contract years only, a charge of 0.90% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: For the first contract year only, a charge of 1.50% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy, which is waived if the policy value exceeds $100.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                         Allmerica Financial Services

Allmerica Financial is a diversified group of insurance and financial services companies. Allmerica Financial Life Insurance and Annuity Company is a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.



                    Vari-Exceptional Life (`87, `91 & `93)
                   o Variable Inheiritage o Estate Optimizer
 Products are issued by Allmerica Financial Life Insurance and Annuity Company
   (First Allmerica Financial Life Insurance Company in NY) and offered by Allmerica Investments, Inc., member NASD/SIPC.


                                  [LOGO] IMSA


                         [LOGO] ALLMERICA FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
               First Allmerica Financial Life Insurance Company
o Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. o Allmerica Investments, Inc.
  o Allmerica Investment Management Company, Inc. o Financial Profiles, Inc.
                 The Hanover Insurance Company o AMGRO, Inc.
               o Allmerica Financial Alliance Insurance Company
                      o Allmerica Asset Management, Inc.
                Allmerica Financial Benefit Insurance Company
      o Citizens Insurance Company of America o Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

   [LOGO] ALLMERICA FINANCIAL(R)                           ---------------------
                                                                  PRESORTED
            ATTN: S130                                      BOUND PRINTED MATTER
440 Lincoln Street, Worcester, Massachusetts 01653               U.S. POSTAGE
                                                                    PAID
                                                                LANCASTER, PA
                                                                PERMIT NO. 310
                                                           ---------------------
       Change Service Requested

Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, VEL Account, (File No. 811-5183), VEL II Account (File No. 811-7466), VEL III Account (File No. 811-8857), Inheiritage Account (File No. 811-8120) and First Allmerica Financial Life Insurance and Annuity Company, VEL II Account (File No. 811-8130), Inheiritage Account (File No. 811-8304) under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.